BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Other standards (Details)	12 Months Ended
Dec. 31, 2020
Amendments to IFRS 16
Disclosure of voluntary change in accounting policy [line items]
Title of new IFRS	Amendments to IFRS 16
Description of nature of impending change in accounting policy	COVID-19-Related Rent Concessions
Date by which application of new IFRS is required	Jun. 01, 2020
Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16
Disclosure of voluntary change in accounting policy [line items]
Title of new IFRS	Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16
Description of nature of impending change in accounting policy	Interest Rate Benchmark Reform – Phase 2
Date by which application of new IFRS is required	Jan. 01, 2021
Amendment to IFRS 3
Disclosure of voluntary change in accounting policy [line items]
Title of new IFRS	Amendments to IFRS 3
Description of nature of impending change in accounting policy	Reference to the Conceptual Framework
Date by which application of new IFRS is required	Jan. 01, 2022
Amendments to IAS 16
Disclosure of voluntary change in accounting policy [line items]
Title of new IFRS	Amendments to IAS 16
Description of nature of impending change in accounting policy	Property, Plant and Equipment: Proceeds before intended use
Date by which application of new IFRS is required	Jan. 01, 2022
Amendments to IAS 37
Disclosure of voluntary change in accounting policy [line items]
Title of new IFRS	Amendments to IAS 37
Description of nature of impending change in accounting policy	Onerous Contracts – Cost of Fulfilling a Contract
Date by which application of new IFRS is required	Jan. 01, 2022
Annual Improvements make minor amendments
Disclosure of voluntary change in accounting policy [line items]
Title of new IFRS	Annual Improvements make minor amendments
Description of nature of impending change in accounting policy	To IFRS 1 First-time Adoption of International Financial Reporting Standards, IFRS 9 Financial Instruments, IAS 41 Agriculture and the Illustrative Examples accompanying IFRS 16 Leases
Date by which application of new IFRS is required	Jan. 01, 2022
Amendments to IAS 1
Disclosure of voluntary change in accounting policy [line items]
Title of new IFRS	Amendments to IAS 1
Description of nature of impending change in accounting policy	Classification of Liabilities as Current or Non-current
Description of fact that impact of initial application of new IFRS is not known or reasonably estimable	January 1, 2022 [to be confirmed to January 1, 2023]
Amendments to IFRS 10 and IAS 28
Disclosure of voluntary change in accounting policy [line items]
Title of new IFRS	Amendments to IFRS 10 and IAS 28
Description of nature of impending change in accounting policy	Sale or contribution of assets between an investor and its associate or joint venture
Description of fact that impact of initial application of new IFRS is not known or reasonably estimable	Pending